WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
54.91%	COMMON STOCK
10.15%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	5,502	$941,447
	Meta Platforms, Inc.	2,374	1,347,435
	Netflix, Inc.(A)	1,452	1,097,756
			3,386,638

9.60%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	6,988	1,302,563
	Lennar Corp.	2,588	440,736
	Pulte Group, Inc.	4,006	518,897
	Royal Caribbean Cruises ADR	4,561	941,162
			3,203,358

1.86%	CONSUMER STAPLES
	Costco Wholesale Corp.	711	621,542

2.48%	ENERGY
	Cheniere Energy, Inc.	4,319	826,570

4.96%	FINANCIALS
	Bank Of New York Mellon	6,735	507,550
	Interactive Brokers Group, Inc.	3,936	600,555
	The Progressive Corp	2,253	547,096
			1,655,201

3.68%	HEALTH CARE
	Eli Lilly & Co.	1,049	870,397
	Regeneron Pharmaceuticals, Inc.(A)	414	347,015
	Vertex Pharmaceuticals(A)	24	11,424
			1,228,836

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

11.08%	INDUSTRIALS
	Builders FirstSource, Inc.(A)	2,966	$508,372
	Caterpillar, Inc.	1,353	508,999
	EMCOR Group, Inc.	1,309	583,906
	L3Harris Technologies, Inc.	2,079	514,490
	Leidos Holdings, Inc.	2,062	377,676
	RTX Corp.	4,080	493,639
	Vertiv Holdings Co.	6,494	709,729
			3,696,811

11.10%	INFORMATION TECHNOLOGY
	Apple, Inc.	2,928	661,464
	Arm Holdings plc ADR(A)	2,202	311,143
	Broadcom, Inc.	2,819	478,582
	Microsoft Corp.	1,803	732,649
	Nvidia Corp.	8,371	1,111,334
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,154	410,423
			3,705,595

54.91%	TOTAL COMMON STOCK		18,324,551

36.99%	EXCHANGE TRADED FUND
20.31%	LARGE CAP
	Invesco QQQ Trust Series	7,774	3,761,450
	Invesco S&P 500® Equal Weight ETF	12,430	2,191,285
	iShares Russell 1000 ETF	2,644	825,563
			6,778,298

7.51%	METALS
	iShares Silver Trust(A)	22,958	684,378
	SPDR Gold Shares(A)	7,193	1,823,497
			2,507,875

1.98%	SMALL CAP
	iShares Russell 2000 ETF	3,033	660,466

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

7.19%	TREASURIES
	SPDR Bloomberg 3-12 Month	24,103	$2,398,248

36.99%	TOTAL EXCHANGE TRADED FUND		12,344,887

91.90%	TOTAL INVESTMENTS		30,669,438

8.10%	Other assets, net of liabilities		2,704,983
100.00%	NET ASSETS		$33,374,421

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$18,324,551			$18,324,551
EXCHANGE TRADED FUND	$12,344,887			$12,344,887
TOTAL INVESTMENTS	$30,669,438			$30,669,438

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $0, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,131,589
Gross unrealized depreciation	(72,651)
Net unrealized appreciation	$6,058,938